Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Nov. 30, 2025	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ 11,202,000	$ (38,744,000)		$ (40,645,000)		$ (52,822,000)
Net loss from continuing operations	5,374,000	(14,249,000)				(20,636,000)
Net loss from discontinued operations	5,828,000	(24,495,000)				(32,186,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	244,000	196,000				200,000
Non-monetary exchange	129,000
Stock compensation expense	604,000	69,000				82,000
Fair value of common stock issued to employees						94,000
Gain from sale of property and equipment	6,000
Loss on extinguishment of debt				(2,800,000)
Loss on impairment of intangible assets				130,000
Loss from sale of consolidated entity	35,000
Gain on settlement of liabilities	(9,989,000)
Amortization right-of-use asset	28,000	25,000
Amortization of note discount	283,000	(67,000)				183,000
Amortization				61,000		61,000
Change in fair value forward purchase agreement		2,982,000		2,983,000		13,403,000
Change in fair value of convertible notes	1,134,000
Loss on investment in M2i	155,000
Changes in operating assets and liabilities
Accounts receivable	(62,000)					296,000
Notes receivable	(86,000)
Contract assets, net	(450,000)
Prepaid expenses and other current assets	376,000	737,000				(1,589,000)
Deposits	5,237,000	3,400,000				(3,104,000)
Accounts payable and accrued expenses	(934,000)	5,357,000				2,451,000
Operating lease liability
Customers’ deposits and deferred revenue	(876,000)	9,321,000				1,733,000
Net cash provided by operating activities from continuing operations	1,208,000	7,771,000
Change in assets and liabilities of discontinued operations	(3,650,000)	(18,262,000)				9,067,000
Net cash used in operating activities	(2,442,000)	(10,491,000)		16,900,000		(30,393,000)
Investing activities:
Cash payment for property and equipment	(69,000)	(142,000)				(637,000)
Proceeds from the sale of property and equipment	30,000
Cash from investing activities - discontinued operations		(3,000)				2,413,000
Net cash (used in) provided by investing activities	(39,000)	(145,000)				1,776,000
Cash flows from financing activities
Principal payment on lease obligations	(29,000)
Proceeds from lines of credit						1,000,000
Repayments of lines of credit		(1,000,000)
Collection on subscription receivable						15,000
Proceeds from issuance of term loan		4,000,000
Proceeds from issuance of convertible notes, net	4,050,000					12,670,000
Purchase of forward purchase agreement						(18,911,000)
Proceeds from forward purchase agreement						2,525,000
Costs of share issuance	(66,000)
Repayment on loans	(1,124,000)	(2,928,000)				(787,000)
Proceeds from business combination						19,081,000
Business combination closing costs						(2,359,000)
Proceeds from the sale of preferred stock						24,204,000
Proceeds from exercise of stock options		39,000				23,000
Cash used in financing activities - discontinued operations		(597,000)
Net cash provided by financing activities	2,831,000	(486,000)				37,461,000
Net increase (decrease) in cash	350,000	(11,122,000)				8,844,000
Cash and restricted cash, beginning of year	4,000,000	16,723,000		16,723,000		7,879,000
Cash and restricted cash, end of period	4,350,000	5,601,000		4,000,000		16,723,000
Supplemental disclosure of cash flow information:
Cash paid for interest	1,652,000	4,268,000				2,268,000
Cash paid for income taxes	229,000
Non-Cash Investing and Financing Activities:
Note receivable from sale of GC Aviation, Inc.	1,800,000
Non-cash interest	1,977,000
Credit facility for the aircraft deposits	(28,000,000)
Issuance of shares for convertible notes	6,169,000
Investment in M2i - share exchange	2,065,000
Financing for aircraft purchase	37,506,000
Payment on liability for aircraft purchase	(37,595,000)
Deposits on aircraft	28,500,000
Issuance of shares in exchange for debt reduction	463,000
Initial recognition of right-of-use asset		201,000
Gain from sale of consolidated entity						(387,000)
Credit facility for the aircraft deposits						24,000,000
Conversion of line of credit to convertible note with related party						6,001,000
Original debt discount						230,000
Conversion of preferred stock to common stock class A						62,565,000
Merger transaction cost payable in stock						4,250,000
Liabilities assumed in merger transaction unpaid at 12/31/2023						1,722,000
M2i Global Inc [Member]
Cash flows from operating activities
Net loss			$ (6,492,569)		$ (3,887,261)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of note discount					20,000
Shares issued for services			1,207,490
Changes in operating assets and liabilities
Prepaid expenses and other current assets			(71,577)		(3,139)
Accounts payable and accrued expenses			284,879		423,678
Accounts payable and accrued expenses-Related Party			453,252		1,348,061
Accrued payroll - related party
Net cash used in operating activities			(4,237,086)		(2,098,661)
Cash flows from financing activities
Proceeds for issuance of common stock			764,582		2,026,880
Proceeds from common stock issuable			5,000		369,855
Proceeds from unissued stock liability			4,137,500
Promissory note					302,960
Payment of promissory Note			(302,960)
Payment for cancelled shares					(5,000)
Proceeds from related party loan					127,550
Payments on related party loan			(36,050)		(691,500)
Net cash provided by financing activities			4,568,072		2,130,745
Net increase (decrease) in cash			330,986		32,084
Supplemental disclosure of cash flow information:
Cash paid for interest
Non-Cash Investing and Financing Activities:
(Gain) loss from derivative liability			381,439
Cash, beginning of period			80,281		48,197
Cash, end of period			411,267		80,281
Cash paid for income taxes
Supplemental schedule for non-cash investing and financing activities
Original issue discount on convertible note					$ 20,000
Previously Reported [Member]
Cash flows from operating activities
Net loss				(40,645,000)
Net loss from continuing operations				(21,926,000)
Net loss from discontinued operations				(18,719,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense				341,000
Stock compensation expense				211,000
Fair value of common stock issued to employees
Gain from sale of property and equipment				(2,000)
Loss on extinguishment of debt				2,804,000
Loss on impairment of intangible assets				130,000
Amortization right-of-use asset				34,000
Amortization of note discount				301,000
Amortization		45,000
Change in fair value forward purchase agreement		(3,000,000.0)		2,983,000
Changes in operating assets and liabilities
Accounts receivable				441,000
Prepaid expenses and other current assets				804,000
Deposits				4,325,000
Accounts payable and accrued expenses				2,629,000
Operating lease liability				(34,000)
Customers’ deposits and deferred revenue				8,707,000
Change in assets and liabilities of discontinued operations				52,000
Net cash used in operating activities				(16,919,000)
Investing activities:
Cash payment for property and equipment				(145,000)
Proceeds from the sale of property and equipment				30,000
Cash from investing activities - discontinued operations
Net cash (used in) provided by investing activities				(115,000)
Cash flows from financing activities
Proceeds from lines of credit
Repayments of lines of credit				(1,000,000)
Collection on subscription receivable
Proceeds from issuance of term loan				3,884,000
Proceeds from issuance of convertible notes, net				4,050,000
Purchase of forward purchase agreement
Proceeds from forward purchase agreement						2,400,000
Repayment on loans				(2,717,000)
Proceeds from business combination
Business combination closing costs
Proceeds from the sale of preferred stock
Proceeds from exercise of stock options				94,000
Net cash provided by financing activities				4,311,000
Net increase (decrease) in cash				(12,723,000)
Cash and restricted cash, beginning of year	$ 4,000,000	$ 16,723,000		16,723,000
Cash and restricted cash, end of period				4,000,000		$ 16,723,000
Supplemental disclosure of cash flow information:
Cash paid for interest				5,640,000
Non-Cash Investing and Financing Activities:
Gain from sale of consolidated entity
Credit facility for the aircraft deposits
Conversion of line of credit to convertible note with related party
Original debt discount
Conversion of preferred stock to common stock class A
Merger transaction cost payable in stock
Liabilities assumed in merger transaction unpaid at 12/31/2023